Operating Segments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operating Segments

4.	Operating Segments
The Group’s operating segments have been identified to be each business unit, by which the Group provides different services and merchandise. The Group’s reportable segments include: cellular services, which include cellular voice service, wireless data service and wireless internet services; fixed-line telecommunication services, which include telephone services, internet services, and leased line services; and all other businesses, which include providing shopping channel and digital platform for selling products and other immaterial operations, each of which does not meet the quantitative threshold to be considered as a reportable segment and are presented collectively as others.

(1)	Segment information for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022
	Continuing operations
	Cellular services		Fixed-line telecommunication services	Others (*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	14,496,866	4,895,791	592,188	19,984,845	(2,679,872)	17,304,973
Inter-segment revenue		1,554,550	1,082,802	42,520	2,679,872	(2,679,872)	—
External revenue		12,942,316	3,812,989	549,668	17,304,973	—	17,304,973
Depreciation and amortization		2,738,547	981,838	22,730	3,743,115	(121,790)	3,621,325
Operating profit (loss)		1,334,306	311,210	(2,126)	1,643,390	(49,042)	1,594,348
Finance income and costs, net							(276,489)
Loss relating to investments in associates and joint ventures, net							(81,707)
Profit before income tax							1,236,152

(In millions of won)
	2021
	Continuing operations							Discontinued operations
	Cellular services		Fixed-line telecommunication services	Others (*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	14,214,407	4,790,641	362,978	19,368,026	(2,619,441)	16,748,585	2,845,424
Inter-segment revenue		1,495,934	1,112,935	10,572	2,619,441	(2,619,441)	—	462,341
External revenue		12,718,473	3,677,706	352,406	16,748,585	—	16,748,585	2,383,083
Depreciation and amortization		2,812,827	958,462	11,318	3,782,607	(110,052)	3,672,555	287,412
Operating profit (loss)		1,123,147	294,070	14,550	1,431,767	595	1,432,362	73,005
Finance income and costs, net							(160,471)	(222,406)
Gain relating to investments in subsidiaries, associates and joint ventures, net							446,300	1,502,147
Profit before income tax							1,718,191	1,352,746

(In millions of won)
	2020
	Continuing operations							Discontinued operations
	Cellular services		Fixed-line telecommunication services	Others (*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,853,274	4,467,863	317,065	18,638,202	(2,550,455)	16,087,747	3,015,563
Inter-segment revenue		1,505,311	1,035,645	9,499	2,550,455	(2,550,455)	—	478,659
External revenue		12,347,963	3,432,218	307,566	16,087,747	—	16,087,747	2,536,904
Depreciation and amortization		2,892,460	874,562	10,675	3,777,697	(113,032)	3,664,665	326,417
Operating profit (loss)		1,031,887	258,973	645	1,291,505	(256,485)	1,035,020	69,614
Finance income and costs, net							(182,258)	(73,739)
Gain relating to investments in subsidiaries, associates and joint ventures, net							52,456	975,947
Profit before income tax							905,218	971,822

(*1)
The Parent Company carried out
spin-off
of its business of managing investments in semiconductor, new Information and Communication Technologies(“ICT”) and making new investments during the year ended December 31, 2021. Accordingly, the Group reclassified SK stoa Co., Ltd. from Commerce Services segment to Others segment.

(*2)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note
4-(2).
Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.

The Group has restated the previously reported segment information for the year ended December 31, 2020 to reflect reclassification of operating segments due to spin-off.

(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won)
	2022		2021	2020
Total segment operating profit (Before adjustments)	￦	1,643,390	1,431,767	1,291,505
Adjustments(*1)		(31,320)	(44,605)	(42,927)

Total segment operating profit		1,612,070	1,387,162	1,248,578

Other operating income:
Gain on disposal of property and equipment and intangible assets		15,985	39,136	34,625
Others(*2)		40,274	76,627	61,126

		56,259	115,763	95,751

Other operating expenses:
Impairment loss on property and equipment and intangible assets		(17,027)	(3,135)	(200,705)
Loss on disposal of property and equipment and intangible assets		(20,465)	(28,158)	(25,633)
Donations		(13,125)	(12,800)	(16,051)
Bad debt for accounts receivable — other		(3,011)	(3,995)	(6,640)
Others(*3)		(20,353)	(22,475)	(60,280)

		(73,981)	(70,563)	(309,309)

Consolidated operating profit from continuing operations	￦	1,594,348	1,432,362	1,035,020

(*1)	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.

(*2)	Others for the year ended December 31, 2020 includes ￦12 billion of gain on business transfer and various other income with inconsequential amounts.

(*3)	Others for the years ended December 31, 2022, 2021 and 2020 include ￦6.1 billion, ￦17.0 billion and ￦51.2 billion of penalties, respectively, and various other expenses with inconsequential amounts.
Domestic revenue for the years ended December 31, 2022, 2021 and 2020 amounts to ￦17,302 billion, ￦16,734 billion and ￦16,072 billion, respectively. Domestic non-current
assets (excluding financial assets, investments in associates and joint ventures and deferred tax assets) as of December 31, 2022, 2021 and 2020 amount to ￦20,056 billion, ￦20,227 billion and ￦22,242 billion, and non-current
assets outside of Korea amount to ￦4 billion, ￦4 billion and ￦63 billion, respectively.
No single customer contributed 10% or more to the Group’s total revenue for the years ended December 31, 2022, 2021 and 2020.
The Group principally operates its businesses in Korea and the revenue amounts earned outside of Korea are immaterial. Therefore, no entity-wide geographical information is presented.

(3)	Disaggregation of operating revenues considering the economic factors that affect the amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2022		2021	2020
Goods and Services transferred at a point in time:
Cellular revenue	Goods(*1)	￦	969,025	959,932	983,431
Fixed-line telecommunication revenue	Goods		66,477	105,340	90,692
Other revenue	Others(*2)		464,805	328,328	284,221

			1,500,307	1,393,600	1,358,344

Goods and Services transferred over time:
Cellular revenue	Wireless service(*3)		10,253,217	10,100,368	9,806,719
	Cellular interconnection		471,163	493,820	472,215
	Other(*4)		1,248,911	1,164,353	1,085,598
Fixed-line telecommunication revenue	Fixed-line service		156,662	217,000	230,401
	Cellular interconnection		21,209	69,769	83,762
	Internet Protocol Television(*5)		1,816,130	1,786,765	1,606,740
	International calls		180,689	162,379	160,293
	Internet service and miscellaneous(*6)		1,571,822	1,336,453	1,260,330
Other revenue	Miscellaneous		84,863	24,078	23,345

			15,804,666	15,354,985	14,729,403

Continuing operations			17,304,973	16,748,585	16,087,747

Discontinued operations			—	2,383,083	2,536,904

		￦	17,304,973	19,131,668	18,624,651

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.

(*2)	Miscellaneous other revenue includes revenue from considerations received for the product sales-type data broadcasting channel use and sales of goods through data broadcasting.

(*3)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.

(*4)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.

(*5)	Internet Protocol Television (“IPTV”) service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.

(*6)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.